Consolidated Statements of Stockholders' Deficit (USD $)	Total USD ($)	Common Stock Issuance 2007 [Member] USD ($)	Common Stock Issuance 2008 [Member] USD ($)	Common Stock Issuance 2009 [Member] USD ($)	Maximum [Member]	Maximum [Member] Common Stock Issuance 2007 [Member]	Maximum [Member] Common Stock Issuance 2008 [Member]	Maximum [Member] Common Stock Issuance 2009 [Member]	Minimum [Member]	Minimum [Member] Common Stock Issuance 2007 [Member]	Minimum [Member] Common Stock Issuance 2008 [Member]	Minimum [Member] Common Stock Issuance 2009 [Member]	Common Stock [Member] USD ($)	Total Consideration [Member] USD ($)	Total Consideration [Member] Common Stock Issuance 2007 [Member] USD ($)	Total Consideration [Member] Common Stock Issuance 2008 [Member] USD ($)	Total Consideration [Member] Common Stock Issuance 2009 [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Common Stock Issuance 2007 [Member] USD ($)	Additional Paid-In Capital [Member] Common Stock Issuance 2008 [Member] USD ($)	Additional Paid-In Capital [Member] Common Stock Issuance 2009 [Member] USD ($)	Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Accumulated Deficit During Development Stage [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Stock Subscription Receivable [Member] USD ($)
Balance at Aug. 23, 2005	$ 0												$ 0	$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Aug. 23, 2005													0
Issuances of common stock	6,940,172	193,146	29,817	3,113									226,076	6,940,172	5,173,832	926,340	840,000	6,714,096	4,980,686	896,523	836,887
Issuances of common stock (in shares)		20,400,000	3,149,165	323,050									23,872,215
Range of price per share						2.45	2.45	2.60		0.01	0.01	0.01
Imputed interest on stockholder loans	1,187,154																	1,187,154
Net loss	(12,741,231)																						(12,815,358)		74,127
Unrealized loss on foreign currency translation adjustment																			0
Equity of variable interest entities	(240,753)												0	0				0				1,004,150	0	(1,202,762)	0	(42,141)
Balance at Dec. 31, 2009	(4,854,658)												226,076					7,901,250				1,004,150	(12,815,358)	(1,202,762)	74,127	(42,141)
Balance (in shares) at Dec. 31, 2009													23,872,215
Conversion Of Stockholders Loan To Additional Paid In Capital	0
Issuances of common stock	4,025,438												31,355	4,025,438				3,994,083
Issuances of common stock (in shares)													2,950,000
Range of price per share					2.85				0.01
Imputed interest on stockholder loans	380,664																	380,664
Net loss	(4,136,507)																						(4,066,384)	(70,123)
Unrealized loss on foreign currency translation adjustment	(555,631)												0					0				0	0	(152,250)	(403,381)	0
Equity of variable interest entities	1,004,150
Balance at Dec. 31, 2010	(3,673,418)												257,431					12,275,997				1,004,150	(16,881,742)	(1,425,135)	(329,254)	(42,141)
Balance (in shares) at Dec. 31, 2010													26,822,215												0
Conversion Of Stockholders Loan To Additional Paid In Capital	1,376,229																	1,376,229
Imputed interest on stockholder loans	415,705																	415,705
Net loss	(4,050,962)																						(4,009,727)	(41,235)
Unrealized loss on foreign currency translation adjustment	803,314												0					0				0	0	210,058	593,256	0
Equity of variable interest entities	1,004,150
Balance at Dec. 31, 2011	(5,297,955)												257,431					14,067,931				1,004,150	(20,891,469)	(1,256,312)	264,002	(42,141)
Balance (in shares) at Dec. 31, 2011													26,822,215
Conversion Of Stockholders Loan To Additional Paid In Capital	3,689,208																							3,689,208
Issuances of common stock	2,267,737												23,142					2,244,595						2,267,737
Issuances of common stock (in shares)	9,646,153												75,206					3,614,002
Imputed interest on stockholder loans	324,135																	324,135
Net loss	(2,969,822)																						(2,885,631)	(84,191)
Unrealized loss on foreign currency translation adjustment	62,001												0					0				0	0	19,994	42,007	0
Equity of variable interest entities	1,004,150
Balance at Sep. 30, 2012	$ (1,860,499)												$ 257,431					$ 14,298,014				$ 1,004,150	$ (23,777,100)	$ (1,320,509)	$ 306,009	$ (42,141)
Balance (in shares) at Sep. 30, 2012													26,822,215